Share Purchase Warrants and Stock Options - Schedule of Share Purchase Warrants (Details) - Warrants [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Share Purchase Warrants [Abstract]
Number of warrants, Outstanding Balance	156,305	52,400
Weighted average exercise price, Outstanding Balance	$ 23	$ 27.5
Intrinsic value, Outstanding Balance	$ 738,889
Number of warrants, Granted	77,917	103,905
Weighted average exercise price, Granted	$ 9.21	$ 20
Intrinsic value, Granted		$ 805,185
Number of warrants, Exercised
Weighted average exercise price, Exercised
Intrinsic value, Exercised
Number of warrants, Expired/forfeited	(67,778)
Weighted average exercise price, Expired/forfeited	$ 0.25
Intrinsic value, Expired/forfeited
Number of warrants, Outstanding Balance	166,444	156,305
Weighted average exercise price, Outstanding Balance	$ 25.81	$ 23
Intrinsic value, Outstanding Balance		$ 738,889
Number of warrants, Exercisable	166,444
Weighted average exercise price, Exercisable	$ 25.81
Intrinsic value, Exercisable